SCHEDULE OF PROPERTY AND EQUIPMENT DEPRECIATION (Details)	Sep. 30, 2025	Mar. 31, 2025
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2 years	2 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3 years	3 years